Deferred Charges-Additional Information (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Charges Disclosure [Abstract]:
Number of vessels underwent DD during the year	8	9	8